Document and Entity Information	Jun. 13, 2025
Cover [Abstract]
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Starwood Real Estate Income Trust, Inc. is filing this exhibit (this “Exhibit”) to the Current Report on Form 8-K/A (this “Form 8-K/A”) solely to recast reportable segment financial information and related disclosures included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, filed with the Securities and Exchange Commission on March 21, 2025 (the “2024 Form 10-K”), to reflect changes implemented during the first quarter of 2025, as described in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2025 (the “2025 Form 10-Q”). The information in this Exhibit is not an amendment to or restatement of the 2024 Form 10-K.
Entity Central Index Key	0001711929
Document Type	8-K/A
Document Period End Date	Jun. 13, 2025
Entity Registrant Name	STARWOOD REAL ESTATE INCOME TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-56046
Entity Tax Identification Number	82-2023409
Entity Address, Address Line One	2340 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	695-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false